LIQUIDITY (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		9 Months Ended		12 Months Ended
	May 17, 2022	Feb. 12, 2021	Jan. 11, 2021	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Retained earnings (accumulated deficit)						$ (27,343)		$ (21,902)	$ (12,599)
Proceeds from convertible notes			$ 350		$ 350	$ 0	$ 350	$ 350	$ 0
Net proceeds from sale of stock	$ 3,900
Sale of stock (in shares)	3,700,000
Common stock, par value (in usd per share)	$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Sale of stock, price per share (in usd per share)	$ 1.0632
Stock issuance costs	$ 572
Warrants issuance expense	$ 85
Cash, cash equivalents, and marketable securities						$ 5,151		$ 7,510
IPO
Class of Stock [Line Items]
Net proceeds from sale of stock		$ 15,500		$ 15,500
Sale of stock (in shares)		2,250,000		2,250,000
Sale of stock, price per share (in usd per share)		$ 8.00		$ 8.00